Shareholder Report, Line Graph (Details) 197573_Angel Oak High Yield Opportunities ETF_TF_TSR SemiAnnual {TF} - USD ($)											6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Angel Oak High Yield Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Angel Oak High Yield Opportunities ETF NAV
Accumulated Value	$ 16,617	$ 15,416	$ 13,916	$ 13,050	$ 13,860	$ 12,461	$ 12,190	$ 11,473	$ 11,114	$ 10,000	$ 17,525
Bloomberg U.S. Aggregate Bond Index_1
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,130	10,766	10,243	10,600	11,664	11,746	10,666	9,869	9,949	10,000	$ 11,431
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate High Yield Index
Accumulated Value	$ 16,249	$ 14,952	$ 13,464	$ 12,896	$ 14,020	$ 12,674	$ 12,171	$ 11,383	$ 11,095	$ 10,000	$ 17,090